CRYPTOCURRENCY ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Indefinite-lived Intangible Assets [Line Items]
Cryptocurrencies paid in connection with asset acquisition	$ (1,731)	$ 0
Impairment of cryptocurrency assets	(31,757)	$ 0
Ending balance of cryptocurrency assets, net	55,077
CRYPTOCURRENCY ASSETS.
Indefinite-lived Intangible Assets [Line Items]
Receipts	19,289
Cryptocurrencies acquired	73,184
Cryptocurrencies borrowing	10,222
Cryptocurrency to be distributed for promotion activities on behalf of a third party	3,179
Deposits received from customers of mining data center	3,965
Distribution to pool participants	(1,282,143)
Repayment of deposit in the form of cryptocurrencies	(6,586)
Repayment of cryptocurrencies borrowing	(6,523)
Payment of service expense and long-lived assets	(2,295)
Cryptocurrencies paid in connection with asset acquisition	(1,731)
Disposal of cryptocurrencies	(37,599)
Others	(379)
Impairment of cryptocurrency assets	(31,757)
Ending balance of cryptocurrency assets, net	55,077
CRYPTOCURRENCY ASSETS. | Mining pool business
Indefinite-lived Intangible Assets [Line Items]
Cryptocurrencies mined	1,275,238
CRYPTOCURRENCY ASSETS. | Mining business
Indefinite-lived Intangible Assets [Line Items]
Cryptocurrencies mined	$ 39,013